CASH AND CASH EQUIVALENTS AND SHORT-TERM DEPOSITS	12 Months Ended
Dec. 31, 2018
CASH AND CASH EQUIVALENTS AND SHORT-TERM DEPOSITS [abstract]
Disclosure of cash and cash equivalents and short-term deposits

CASH AND CASH EQUIVALENTS AND SHORT-TERM DEPOSITS

	2017	2018
	RMB’000	RMB’000

Cash at bank and on hand	1,108,015	1,686,253
Term deposits with initial term not more than three months	52,500	52,500
Cash and cash equivalents	1,160,515	1,738,753
Term deposits with initial term of over three months (a)	108,000	109,000
	1,268,515	1,847,753

(a)                  The original effective interest rate of term deposits was 1.62% per annum (2017: 1.54% per annum).

(b)                  The carrying amounts of the cash and cash equivalents and short-term deposits are denominated in the following currencies:

	2017	2018
	RMB’000	RMB’000

RMB	1,235,719	1,770,091
HKD	32,650	77,608
USD	146	54
	1,268,515	1,847,753